Significant Accounting Policies and Recent Accounting Pronouncements (Details)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) Derivative	Sep. 30, 2017 USD ($) Derivative	Sep. 30, 2018 USD ($) Derivative
Accounts Receivable Trade [Abstract]
Provision for doubtful accounts | $	$ 0	$ 0	$ 0
Vessel Depreciation [Abstract]
Estimated useful life	25 years
Accounting for Financial Instruments [Abstract]
Number of open derivative instruments | Derivative	0	0	0
Revenues [Member] | Customer Concentration [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	100.00%	97.00%	93.00%
Revenues [Member] | Customer Concentration [Member] | Charterer A [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	100.00%	81.00%	24.00%
Revenues [Member] | Customer Concentration [Member] | Charterer B [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	0.00%	16.00%	0.00%
Revenues [Member] | Customer Concentration [Member] | Charterer C [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	0.00%	0.00%	52.00%
Revenues [Member] | Customer Concentration [Member] | Charterer D [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	0.00%	0.00%	17.00%